Benefit from Income Taxes - Schedule of Total Tax Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income Tax Expense (Benefit)		$ (3,254)	$ (7,889)
Income Tax Expense Benefit Accumulated deficit	[1]		803
Total income tax benefit		$ (3,254)	$ (7,086)

[1]	The tax provision allocated to accumulated deficit represents the cumulative tax effect of the Company’s adoption of ASC 606 on January 1, 2020, net of the associated impact on the valuation allowance.